Schedule of Income Tax Provision (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Current taxes	$ 0	$ 0
Deferred taxes	0	0
Iincome tax expense	$ 0	$ 0